LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.46%
Aerospace & Defense–1.61%
Curtiss-Wright Corp.	9,507	$3,124,856
General Dynamics Corp.	6,000	1,813,200
General Electric Co.	11,329	2,136,423
Howmet Aerospace, Inc.	22,337	2,239,284
Lockheed Martin Corp.	20,293	11,862,476
RTX Corp.	16,687	2,021,797
Textron, Inc.	70,537	6,248,167
		29,446,203
Air Freight & Logistics–0.31%
Expeditors International of Washington, Inc.	14,476	1,902,147
FedEx Corp.	6,690	1,830,919
United Parcel Service, Inc. Class B	13,789	1,879,992
		5,613,058
Automobile Components–0.11%
BorgWarner, Inc.	53,955	1,958,027
		1,958,027
Automobiles–2.08%
General Motors Co.	385,972	17,306,984
†Tesla, Inc.	79,077	20,688,916
		37,995,900
Banks–2.41%
Bank of America Corp.	147,174	5,839,865
Citigroup, Inc.	28,998	1,815,275
Fifth Third Bancorp	55,118	2,361,255
JPMorgan Chase & Co.	152,091	32,069,908
Wells Fargo & Co.	36,951	2,087,362
		44,173,665
Beverages–1.33%
Coca-Cola Co.	92,377	6,638,211
Coca-Cola Consolidated, Inc.	1,676	2,206,287
Molson Coors Beverage Co. Class B	67,519	3,883,693
†Monster Beverage Corp.	36,017	1,879,007
PepsiCo, Inc.	57,604	9,795,560
		24,402,758
Biotechnology–2.62%
AbbVie, Inc.	106,533	21,038,137
Amgen, Inc.	21,735	7,003,234
†Exelixis, Inc.	97,227	2,523,041
Gilead Sciences, Inc.	26,682	2,237,019
†Neurocrine Biosciences, Inc.	16,189	1,865,296
†Regeneron Pharmaceuticals, Inc.	7,566	7,953,682
†United Therapeutics Corp.	14,834	5,315,764
		47,936,173
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Broadline Retail–3.34%
†Amazon.com, Inc.	327,512	$61,025,311
		61,025,311
Building Products–0.70%
Carlisle Cos., Inc.	4,222	1,898,844
Lennox International, Inc.	6,031	3,644,473
Masco Corp.	24,812	2,082,719
Owens Corning	29,305	5,172,919
		12,798,955
Capital Markets–3.54%
Affiliated Managers Group, Inc.	10,851	1,929,308
Ameriprise Financial, Inc.	12,517	5,880,612
Bank of New York Mellon Corp.	267,178	19,199,411
BlackRock, Inc.	2,122	2,014,860
Goldman Sachs Group, Inc.	4,421	2,188,881
Jefferies Financial Group, Inc.	30,152	1,855,856
Moody's Corp.	30,814	14,624,016
Morgan Stanley	17,287	1,801,997
SEI Investments Co.	34,003	2,352,667
State Street Corp.	24,461	2,164,065
Stifel Financial Corp.	20,898	1,962,322
T. Rowe Price Group, Inc.	81,231	8,848,493
		64,822,488
Chemicals–1.16%
CF Industries Holdings, Inc.	21,341	1,831,058
Eastman Chemical Co.	17,970	2,011,741
Ecolab, Inc.	7,466	1,906,294
Linde PLC	8,863	4,226,410
LyondellBasell Industries NV Class A	19,077	1,829,484
Mosaic Co.	63,001	1,687,167
RPM International, Inc.	15,544	1,880,824
Sherwin-Williams Co.	15,264	5,825,811
		21,198,789
Commercial Services & Supplies–0.67%
Cintas Corp.	37,695	7,760,647
Republic Services, Inc.	13,963	2,804,329
Waste Management, Inc.	8,330	1,729,308
		12,294,284
Communications Equipment–1.36%
†Arista Networks, Inc.	7,880	3,024,502
Cisco Systems, Inc.	43,720	2,326,778
†F5, Inc.	21,335	4,697,967
Motorola Solutions, Inc.	32,994	14,835,092
		24,884,339
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund–1

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–0.13%
EMCOR Group, Inc.	5,339	$2,298,600
		2,298,600
Construction Materials–0.13%
CRH PLC	24,777	2,297,819
		2,297,819
Consumer Finance–0.42%
American Express Co.	7,293	1,977,861
Synchrony Financial	113,501	5,661,430
		7,639,291
Consumer Staples Distribution & Retail–3.08%
Albertsons Cos., Inc. Class A	133,576	2,468,484
Costco Wholesale Corp.	21,459	19,023,833
Kroger Co.	243,831	13,971,516
Target Corp.	29,642	4,620,002
Walmart, Inc.	201,493	16,270,560
		56,354,395
Containers & Packaging–0.11%
AptarGroup, Inc.	12,226	1,958,483
		1,958,483
Distributors–0.10%
Genuine Parts Co.	12,792	1,786,787
		1,786,787
Diversified Telecommunication Services–1.20%
AT&T, Inc.	488,237	10,741,214
Verizon Communications, Inc.	247,716	11,124,926
		21,866,140
Electric Utilities–1.33%
Edison International	24,238	2,110,888
Entergy Corp.	32,387	4,262,453
Evergy, Inc.	32,095	1,990,211
FirstEnergy Corp.	94,023	4,169,920
NRG Energy, Inc.	77,411	7,052,142
OGE Energy Corp.	67,896	2,785,094
Xcel Energy, Inc.	31,308	2,044,412
		24,415,120
Electrical Equipment–0.55%
Acuity Brands, Inc.	10,259	2,825,226
Eaton Corp. PLC	21,760	7,212,134
		10,037,360
Electronic Equipment, Instruments & Components–0.57%
Amphenol Corp. Class A	75,523	4,921,079
†Arrow Electronics, Inc.	14,109	1,874,099
Jabil, Inc.	15,658	1,876,298
TD SYNNEX Corp.	15,104	1,813,688
		10,485,164
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services–0.19%
TechnipFMC PLC	72,350	$1,897,740
Weatherford International PLC	19,168	1,627,747
		3,525,487
Entertainment–1.47%
Electronic Arts, Inc.	32,326	4,636,841
†Netflix, Inc.	20,288	14,389,670
†Spotify Technology SA	8,728	3,216,530
Walt Disney Co.	48,412	4,656,750
		26,899,791
Financial Services–4.02%
†Berkshire Hathaway, Inc. Class B	63,510	29,231,113
Corebridge Financial, Inc.	62,463	1,821,421
Equitable Holdings, Inc.	106,726	4,485,694
Mastercard, Inc. Class A	34,893	17,230,163
MGIC Investment Corp.	92,050	2,356,480
†PayPal Holdings, Inc.	25,028	1,952,935
Visa, Inc. Class A	60,198	16,551,440
		73,629,246
Food Products–0.26%
Bunge Global SA	17,318	1,673,612
Ingredion, Inc.	22,394	3,077,607
		4,751,219
Gas Utilities–0.10%
National Fuel Gas Co.	30,941	1,875,334
		1,875,334
Ground Transportation–0.71%
Landstar System, Inc.	9,943	1,877,934
Ryder System, Inc.	14,814	2,159,881
†Uber Technologies, Inc.	36,157	2,717,560
Union Pacific Corp.	24,974	6,155,592
		12,910,967
Health Care Equipment & Supplies–2.78%
Abbott Laboratories	26,467	3,017,503
†Boston Scientific Corp.	136,640	11,450,432
†Edwards Lifesciences Corp.	25,849	1,705,775
†IDEXX Laboratories, Inc.	14,500	7,325,690
†Intuitive Surgical, Inc.	14,713	7,228,055
Medtronic PLC	44,863	4,039,016
ResMed, Inc.	17,141	4,184,461
†Solventum Corp.	29,751	2,074,240
Stryker Corp.	27,403	9,899,608
		50,924,780
Health Care Providers & Services–2.30%
Cencora, Inc.	13,481	3,034,304
†Centene Corp.	44,440	3,345,443
Cigna Group	6,460	2,238,002
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund–2

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†DaVita, Inc.	17,817	$2,920,741
Elevance Health, Inc.	6,769	3,519,880
Encompass Health Corp.	21,092	2,038,331
HCA Healthcare, Inc.	5,573	2,265,034
McKesson Corp.	3,382	1,672,128
†Tenet Healthcare Corp.	27,814	4,622,687
UnitedHealth Group, Inc.	19,415	11,351,562
Universal Health Services, Inc. Class B	22,160	5,074,862
		42,082,974
Health Care REITs–0.35%
Omega Healthcare Investors, Inc.	84,406	3,435,324
Welltower, Inc.	22,696	2,905,769
		6,341,093
Health Care Technology–0.13%
†Veeva Systems, Inc. Class A	11,478	2,408,888
		2,408,888
Hotels, Restaurants & Leisure–1.33%
Booking Holdings, Inc.	2,564	10,799,876
†Chipotle Mexican Grill, Inc.	68,920	3,971,170
Domino's Pizza, Inc.	8,385	3,606,724
Royal Caribbean Cruises Ltd.	10,914	1,935,707
Texas Roadhouse, Inc.	22,648	3,999,637
		24,313,114
Household Durables–0.20%
PulteGroup, Inc.	12,573	1,804,603
Toll Brothers, Inc.	11,712	1,809,387
		3,613,990
Household Products–1.45%
Colgate-Palmolive Co.	192,251	19,957,576
Kimberly-Clark Corp.	12,248	1,742,646
Procter & Gamble Co.	27,827	4,819,636
		26,519,858
Independent Power and Renewable Electricity Producers–0.79%
Vistra Corp.	121,277	14,376,176
		14,376,176
Industrial Conglomerates–0.10%
3M Co.	13,174	1,800,886
		1,800,886
Industrial REITs–0.20%
First Industrial Realty Trust, Inc.	35,425	1,983,091
Prologis, Inc.	13,928	1,758,828
		3,741,919
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–1.76%
Aflac, Inc.	24,994	$2,794,328
†Arch Capital Group Ltd.	17,610	1,970,207
Axis Capital Holdings Ltd.	26,544	2,113,168
Chubb Ltd.	6,311	1,820,029
Hartford Financial Services Group, Inc.	104,371	12,275,074
Progressive Corp.	10,449	2,651,538
Reinsurance Group of America, Inc.	21,560	4,697,277
Unum Group	63,766	3,790,251
		32,111,872
Interactive Media & Services–7.09%
Alphabet, Inc. Class A	249,971	41,457,691
Alphabet, Inc. Class C	219,607	36,716,094
Meta Platforms, Inc. Class A	89,875	51,448,045
		129,621,830
IT Services–1.02%
Accenture PLC Class A	10,675	3,773,399
Cognizant Technology Solutions Corp. Class A	32,889	2,538,373
†GoDaddy, Inc. Class A	12,132	1,902,055
International Business Machines Corp.	46,978	10,385,896
		18,599,723
Life Sciences Tools & Services–1.70%
Agilent Technologies, Inc.	31,206	4,633,467
Danaher Corp.	24,873	6,915,191
†Illumina, Inc.	14,058	1,833,304
†Medpace Holdings, Inc.	8,560	2,857,328
†Mettler-Toledo International, Inc.	7,930	11,892,621
Thermo Fisher Scientific, Inc.	4,917	3,041,509
		31,173,420
Machinery–1.06%
Allison Transmission Holdings, Inc.	29,796	2,862,502
Caterpillar, Inc.	15,237	5,959,495
Cummins, Inc.	6,414	2,076,789
Donaldson Co., Inc.	40,615	2,993,326
Dover Corp.	9,722	1,864,096
PACCAR, Inc.	18,445	1,820,153
Snap-on, Inc.	6,513	1,886,881
		19,463,242
Media–0.72%
Comcast Corp. Class A	222,107	9,277,409
Fox Corp. Class A	51,457	2,178,175
Sirius XM Holdings, Inc.	71,583	1,692,938
		13,148,522
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund–3

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–0.67%
Nucor Corp.	12,169	$1,829,488
Reliance, Inc.	5,973	1,727,451
Southern Copper Corp.	21,335	2,467,819
Steel Dynamics, Inc.	49,922	6,294,166
		12,318,924
Multi-Utilities–0.68%
Consolidated Edison, Inc.	99,620	10,373,431
DTE Energy Co.	15,681	2,013,597
		12,387,028
Oil, Gas & Consumable Fuels–2.40%
Chevron Corp.	12,478	1,837,635
ConocoPhillips	16,952	1,784,707
Devon Energy Corp.	222,218	8,693,168
Diamondback Energy, Inc.	10,176	1,754,342
EOG Resources, Inc.	73,289	9,009,417
Exxon Mobil Corp.	94,130	11,033,919
Marathon Oil Corp.	67,145	1,788,071
Matador Resources Co.	38,895	1,922,191
Ovintiv, Inc.	45,207	1,731,880
Targa Resources Corp.	17,811	2,636,206
Valero Energy Corp.	13,068	1,764,572
		43,956,108
Passenger Airlines–0.26%
†United Airlines Holdings, Inc.	81,925	4,674,641
		4,674,641
Personal Care Products–0.14%
†BellRing Brands, Inc.	43,366	2,633,184
		2,633,184
Pharmaceuticals–2.69%
Bristol-Myers Squibb Co.	45,911	2,375,435
Eli Lilly & Co.	31,045	27,504,007
†Jazz Pharmaceuticals PLC	20,671	2,302,956
Johnson & Johnson	21,069	3,414,442
Merck & Co., Inc.	61,580	6,993,025
Organon & Co.	87,382	1,671,618
Pfizer, Inc.	107,426	3,108,908
Viatris, Inc.	164,288	1,907,384
		49,277,775
Professional Services–0.57%
†CACI International, Inc. Class A	7,080	3,572,285
Genpact Ltd.	54,513	2,137,455
Leidos Holdings, Inc.	17,248	2,811,424
Paychex, Inc.	14,372	1,928,578
		10,449,742
Real Estate Management & Development–0.35%
†CBRE Group, Inc. Class A	21,345	2,657,026
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
†Jones Lang LaSalle, Inc.	13,883	$3,745,772
		6,402,798
Residential REITs–0.23%
AvalonBay Communities, Inc.	10,716	2,413,779
Essex Property Trust, Inc.	6,203	1,832,490
		4,246,269
Retail REITs–0.75%
Simon Property Group, Inc.	81,672	13,804,201
		13,804,201
Semiconductors & Semiconductor Equipment–10.35%
†Advanced Micro Devices, Inc.	22,675	3,720,514
Applied Materials, Inc.	59,294	11,980,353
Broadcom, Inc.	125,700	21,683,250
†Cirrus Logic, Inc.	18,261	2,268,199
KLA Corp.	7,690	5,955,213
Lam Research Corp.	3,415	2,786,913
Micron Technology, Inc.	46,550	4,827,700
Monolithic Power Systems, Inc.	2,333	2,156,859
NVIDIA Corp.	953,895	115,841,009
NXP Semiconductors NV	7,631	1,831,516
QUALCOMM, Inc.	84,743	14,410,547
Texas Instruments, Inc.	8,776	1,812,858
		189,274,931
Software–9.99%
†Adobe, Inc.	20,463	10,595,332
†AppLovin Corp. Class A	46,805	6,110,393
†Cadence Design Systems, Inc.	9,356	2,535,757
†DocuSign, Inc.	64,750	4,020,327
†Dropbox, Inc. Class A	84,456	2,147,716
†Fair Isaac Corp.	2,021	3,927,854
†Fortinet, Inc.	28,015	2,172,563
Intuit, Inc.	8,249	5,122,629
†Manhattan Associates, Inc.	19,174	5,395,180
Microsoft Corp.	278,261	119,735,708
Oracle Corp.	25,349	4,319,470
Salesforce, Inc.	28,890	7,907,482
†ServiceNow, Inc.	3,399	3,040,032
†Zoom Video Communications, Inc. Class A	81,831	5,706,894
		182,737,337
Specialized REITs–0.95%
American Tower Corp.	7,356	1,710,712
Gaming & Leisure Properties, Inc.	67,609	3,478,483
Lamar Advertising Co. Class A	14,972	2,000,259
VICI Properties, Inc.	304,610	10,146,559
		17,336,013
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund–4

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–1.76%
Best Buy Co., Inc.	21,450	$2,215,785
Dick's Sporting Goods, Inc.	8,039	1,677,739
Home Depot, Inc.	28,595	11,586,694
Lowe's Cos., Inc.	7,680	2,080,128
Murphy USA, Inc.	3,707	1,827,069
Ross Stores, Inc.	12,308	1,852,477
TJX Cos., Inc.	55,230	6,491,734
Williams-Sonoma, Inc.	29,054	4,501,046
		32,232,672
Technology Hardware, Storage & Peripherals–6.43%
Apple, Inc.	496,672	115,724,576
NetApp, Inc.	14,955	1,847,092
		117,571,668
Textiles, Apparel & Luxury Goods–0.36%
†Deckers Outdoor Corp.	28,830	4,596,943
†Lululemon Athletica, Inc.	7,148	1,939,610
		6,536,553
Tobacco–0.72%
Altria Group, Inc.	258,553	13,196,545
		13,196,545
Trading Companies & Distributors–0.37%
Fastenal Co.	26,818	1,915,342
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
United Rentals, Inc.	2,732	$2,212,182
WW Grainger, Inc.	2,476	2,572,093
		6,699,617
Water Utilities–0.10%
American Water Works Co., Inc.	12,910	1,887,958
		1,887,958
Wireless Telecommunication Services–0.10%
T-Mobile U.S., Inc.	8,650	1,785,014
		1,785,014
Total Common Stock (Cost $1,307,638,175)		1,800,932,418

MONEY MARKET FUND–1.48%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.94%)	27,167,714	27,167,714
Total Money Market Fund (Cost $27,167,714)		27,167,714

TOTAL INVESTMENTS–99.94% (Cost $1,334,805,889)	1,828,100,132
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	1,038,157
NET ASSETS APPLICABLE TO 122,704,395 SHARES OUTSTANDING–100.00%	$1,829,138,289

†Non-income producing.

The following futures contracts were outstanding at September 30, 2024:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
88	E-mini S&P 500 Index	$25,582,700	$25,079,664	12/20/24	$503,036	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund–5